Net interest income and other net income from fair value changes on financial instruments (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net interest income from financial instruments measured at amortized cost and fair value through other comprehensive income
Interest income from loans and deposits	[1],[2],[3]	$ 8,008	$ 7,801	$ 7,752
Interest income from securities financing transactions	[2],[3],[4]	2,005	1,567	1,573
Interest income from other financial instruments measured at amortized cost	[2],[3]	364	266	99
Interest income from debt instruments measured at fair value through other comprehensive income	[2],[3]	120	142	152
Interest income from derivative instruments designated as cash flow hedges	[2],[3]	188	324	846
Total interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	[2],[3]	10,684	10,100	10,422
Interest expense on loans and deposits	[2],[3],[5]	2,634	1,980	1,404
Interest expense on securities financing transactions	[2],[3],[6]	1,152	1,130	1,473
Interest expense on debt issued	[2],[3]	3,285	3,281	2,528
Interest expense on lease liabilities	[2],[3],[7]	122
Total interest expense from financial instruments measured at amortized cost	[2],[3]	7,194	6,391	5,404
Total net interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	[2],[3]	3,490	3,710	5,018
Net Interest Income From Financial Instruments Measured At Fair Value Through Profit Or Loss [Abstract]
Net interest income from financial instruments at fair value held for trading	[2],[3]	1,214	1,105	1,374
Net interest income from brokerage balances	[2],[3]	339	575
Interest income from financial instruments at fair value not held for trading	[2],[3]	2,274	1,757
Other interest income	[2],[3]	185	215	0
Interest expense on financial instruments designated at fair value	[2],[3]	(3,000)	(2,314)	(322)
Total net interest income from financial instruments measured at fair value through profit or loss	[2],[3]	1,011	1,338	1,052
Net interest income	[2],[3],[8],[9]	4,501	5,048	6,070
Other net income from financial instruments measured at fair value through profit or loss
Investment Bank Global Banking		229	552	633
Investment Bank Global Markets		4,630	4,663	3,405
Other business divisions and Corporate Center		1,984	1,744	1,599
Other net income from financial instruments measured at fair value through profit or loss		6,842	6,960	5,637
of which: net gains / (losses) from financial liabilities designated at fair value	[10]	(8,748)	9,382	(3,979)
Total	[11]	11,343	12,008	11,707
Net gains / (losses) on financial liabilities related to unit-linked investment contracts, which are designated at fair value through profit of loss		(1,830)	2,152
Net gains / (losses) on financial assets for unit-linked investment contracts that are mandatorily measured at fair value through profit or loss not held for trading		1,830	(2,134)
Global Wealth Management
Net Interest Income From Financial Instruments Measured At Fair Value Through Profit Or Loss [Abstract]
Net interest income	[8],[9]	3,947	4,101	3,880
Other net income from financial instruments measured at fair value through profit or loss
Total		4,913	5,049	4,941
Global Wealth Management | of which: net interest income
Other net income from financial instruments measured at fair value through profit or loss
Total		3,947	4,101	3,880
Global Wealth Management | of which: transaction-based income from foreign exchange and other intermediary activity
Other net income from financial instruments measured at fair value through profit or loss
Total	[12]	966	948	1,062
Personal & Corporate Banking
Net Interest Income From Financial Instruments Measured At Fair Value Through Profit Or Loss [Abstract]
Net interest income	[8],[9]	1,992	2,049	2,044
Other net income from financial instruments measured at fair value through profit or loss
Total		2,436	2,451	2,420
Personal & Corporate Banking | of which: net interest income
Other net income from financial instruments measured at fair value through profit or loss
Total		1,992	2,049	2,044
Personal & Corporate Banking | of which: transaction-based income from foreign exchange and other intermediary activity
Other net income from financial instruments measured at fair value through profit or loss
Total	[12]	443	402	376
Asset Management
Net Interest Income From Financial Instruments Measured At Fair Value Through Profit Or Loss [Abstract]
Net interest income	[8],[9]	(25)	(29)	(23)
Other net income from financial instruments measured at fair value through profit or loss
Total		(13)	(35)	(34)
Investment Bank
Net Interest Income From Financial Instruments Measured At Fair Value Through Profit Or Loss [Abstract]
Net interest income	[8],[9]	(669)	(459)	234
Other net income from financial instruments measured at fair value through profit or loss
Total		4,189	4,756	4,272
Investment Bank Corporate Client Solutions
Other net income from financial instruments measured at fair value through profit or loss
Total		716	1,051	1,076
Investment Bank Investor Client Services
Other net income from financial instruments measured at fair value through profit or loss
Total		3,473	3,705	3,196
Corporate Center
Net Interest Income From Financial Instruments Measured At Fair Value Through Profit Or Loss [Abstract]
Net interest income	[8],[9]	(744)	(613)	(64)
Other net income from financial instruments measured at fair value through profit or loss
Total		(182)	(214)	107
UBS AG [Member]
Net interest income from financial instruments measured at amortized cost and fair value through other comprehensive income
Interest income from loans and deposits	[13],[14],[15]	8,026	7,822	7,766
Interest income from securities financing transactions	[14],[15],[16]	2,005	1,567	1,573
Interest income from other financial instruments measured at amortized cost	[14],[15]	364	266	99
Interest income from debt instruments measured at fair value through other comprehensive income	[14],[15]	120	142	152
Interest income from derivative instruments designated as cash flow hedges	[14],[15]	188	324	846
Total interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	[14],[15]	10,703	10,121	10,437
Interest expense on loans and deposits	[14],[15],[17]	4,541	3,566	2,515
Interest expense on securities financing transactions	[14],[15],[18]	1,152	1,130	1,473
Interest expense on debt issued	[14],[15]	1,491	1,797	1,480
Interest expense on lease liabilities	[14],[15],[19]	118
Total interest expense from financial instruments measured at amortized cost	[14],[15]	7,303	6,494	5,468
Total net interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	[14],[15]	3,400	3,628	4,969
Net Interest Income From Financial Instruments Measured At Fair Value Through Profit Or Loss [Abstract]
Net interest income from financial instruments at fair value held for trading	[14],[15]	1,218	1,111	1,374
Net interest income from brokerage balances	[14],[15]	339	575
Interest income from financial instruments at fair value not held for trading	[14],[15]	2,274	1,757
Other interest income	[14],[15]	185	215	0
Interest expense on financial instruments designated at fair value	[14],[15]	(3,000)	(2,314)	(322)
Total net interest income from financial instruments measured at fair value through profit or loss	[14],[15]	1,015	1,344	1,052
Net interest income	[8],[14],[15],[20],[21]	4,415	4,971	6,021
Other net income from financial instruments measured at fair value through profit or loss
Investment Bank Global Banking		229	552	633
Investment Bank Global Markets		4,628	4,663	3,406
Other business divisions and Corporate Center		1,976	1,737	1,601
Other net income from financial instruments measured at fair value through profit or loss		6,833	6,953	5,640
of which: net gains / (losses) from financial liabilities designated at fair value	[22]	(8,748)	9,382	(3,979)
Total	[23]	11,248	11,924	11,661
Net gains / (losses) on financial liabilities related to unit-linked investment contracts, which are designated at fair value through profit of loss		(1,830)	2,152
Net gains / (losses) on financial assets for unit-linked investment contracts that are mandatorily measured at fair value through profit or loss not held for trading		1,830	(2,134)
UBS AG [Member] | Global Wealth Management
Net Interest Income From Financial Instruments Measured At Fair Value Through Profit Or Loss [Abstract]
Net interest income	[8],[21]	3,947	4,101	3,880
Other net income from financial instruments measured at fair value through profit or loss
Total		4,913	5,050	4,942
UBS AG [Member] | Global Wealth Management | of which: net interest income
Other net income from financial instruments measured at fair value through profit or loss
Total		3,947	4,101	3,880
UBS AG [Member] | Global Wealth Management | of which: transaction-based income from foreign exchange and other intermediary activity
Other net income from financial instruments measured at fair value through profit or loss
Total	[24]	966	948	1,062
UBS AG [Member] | Personal & Corporate Banking
Net Interest Income From Financial Instruments Measured At Fair Value Through Profit Or Loss [Abstract]
Net interest income	[8],[21]	1,993	2,049	2,044
Other net income from financial instruments measured at fair value through profit or loss
Total		2,436	2,452	2,420
UBS AG [Member] | Personal & Corporate Banking | of which: net interest income
Other net income from financial instruments measured at fair value through profit or loss
Total		1,993	2,049	2,044
UBS AG [Member] | Personal & Corporate Banking | of which: transaction-based income from foreign exchange and other intermediary activity
Other net income from financial instruments measured at fair value through profit or loss
Total	[24]	443	402	376
UBS AG [Member] | Asset Management
Net Interest Income From Financial Instruments Measured At Fair Value Through Profit Or Loss [Abstract]
Net interest income	[8],[21]	(25)	(29)	(23)
Other net income from financial instruments measured at fair value through profit or loss
Total		(13)	(35)	(34)
UBS AG [Member] | Investment Bank
Net Interest Income From Financial Instruments Measured At Fair Value Through Profit Or Loss [Abstract]
Net interest income	[8],[21]	(669)	(459)	234
Other net income from financial instruments measured at fair value through profit or loss
Total		4,187	4,757	4,273
UBS AG [Member] | Investment Bank Corporate Client Solutions
Other net income from financial instruments measured at fair value through profit or loss
Total		716	1,051	1,076
UBS AG [Member] | Investment Bank Investor Client Services
Other net income from financial instruments measured at fair value through profit or loss
Total		3,471	3,705	3,197
UBS AG [Member] | Corporate Center
Net Interest Income From Financial Instruments Measured At Fair Value Through Profit Or Loss [Abstract]
Net interest income	[8],[21]	(831)	(690)	(114)
Other net income from financial instruments measured at fair value through profit or loss
Total		$ (276)	$ (299)	$ 60

[1]
Consists of interest income from cash and balances at central banks, loans and advances to banks and customers, cash collateral receivables on derivative instruments, and negative interest on amounts due to banks and customer deposits.

[2]
Effective 1 January 2018, UBS adopted IFRS 9, Financial Instruments, which resulted in a prospective change in the classification of certain financial instruments. Refer to “Note 1c Changes in accounting policies and comparability and transition effects from the adoption of IFRS 9 Financial Instruments” in the “Consolidated financial statements” section of the Annual Report 2018 for more information.

[3]
Effective 1 January 2019, UBS refined the presentation of dividend income and expense, reclassifying dividends from Interest income (expense) from financial instruments measured at fair value through profit or loss to Other net income from financial instruments measured at fair value through profit or loss. Prior-year comparative information was restated accordingly. Refer to Note 1b for more information.

[4]	Includes interest income on receivables from securities financing transactions and negative interest, including fees, on payables from securities financing transactions.
[5]
Consists of interest expense on amounts due to banks, cash collateral payables on derivative instruments, customer deposits, and negative interest on cash and balances at central banks, loans and advances to banks.

[6]	Includes interest expense on payables from securities financing transactions and negative interest, including fees, on receivables from securities financing transactions.
[7]	Relates to lease liabilities recognized upon adoption of IFRS 16 on 1 January 2019. Refer to Note 1b for more information.
[8]
Comparative figures in this table have been restated for the changes in Corporate Center cost and resource allocation to the business divisions and the changes in the equity attribution framework. Refer to further discussion in this note and in Note 1b

[9]
Effective 1 January 2019, UBS refined the presentation of dividend income and expense, reclassifying dividends from financial instruments measured at fair value through profit or loss from Net interest income to Non-interest income. Prior-period information was restated accordingly, with virtually all of the effect on the Group arising from the Investment Bank. Refer to Note 1b for more information.

[10]
Excludes fair value changes of hedges related to financial liabilities designated at fair value and foreign currency translation effects arising from translating foreign currency transactions into the respective functional currency, both of which are reported within Other net income from financial instruments measured at fair value through profit or loss. 2019 included a net loss of USD 1,830 million (2018: net gain of USD 2,152 million) related to financial liabilities related to unit-linked investment contracts, which are designated at fair value through profit or loss. This was offset by a net gain of USD 1,830 million (2018: net loss of USD 2,134 million) related to financial assets for unit-linked investment contracts that are mandatorily measured at fair value through profit or loss not held for trading.

[11]
Mainly includes spread-related income in connection with client-driven transactions, foreign currency translation effects and income and expenses from precious metals, which are included in the income statement line Other net income from financial instruments measured at fair value through profit or loss

[12]
Effective 1 January 2018, UBS adopted IFRS 9, Financial Instruments, which resulted in a prospective change in the classification of certain financial instruments. Refer to “Note 1c Changes in accounting policies and comparability and transition effects from the adoption of IFRS 9 Financial Instruments” in the “Consolidated financial statements” section of the Annual Report 2018 for more information.

[13]
Consists of interest income from cash and balances at central banks, loans and advances to banks and customers, cash collateral receivables on derivative instruments, and negative interest on amounts due to banks and customer deposits.

[14]
Effective 1 January 2018, UBS AG adopted IFRS 9, Financial Instruments, which resulted in a prospective change in the classification of certain financial instruments. Refer to “Note 1c Changes in accounting policies and comparability and transition effects from the adoption of IFRS 9 Financial Instruments” in the “Consolidated financial statements” section of the Annual Report 2018 for more information.

[15]
Effective 1 January 2019, UBS AG refined the presentation of dividend income and expense, reclassifying dividends from Interest income (expense) from financial instruments measured at fair value through profit or loss to Other net income from financial instruments measured at fair value through profit or loss. Prior-year comparative information was restated accordingly. Refer to Note 1b for more information.

[16]	Includes interest income on receivables from securities financing transactions and negative interest, including fees, on payables from securities financing transactions.
[17]
Consists of interest expense on amounts due to banks, cash collateral payables on derivative instruments, customer deposits, funding from UBS Group AG and its subsidiaries, and negative interest on cash and balances at central banks, loans and advances to banks.

[18]	Includes interest expense on payables from securities financing transactions and negative interest, including fees, on receivables from securities financing transactions.
[19]	Relates to lease liabilities recognized upon adoption of IFRS 16 on 1 January 2019. Refer to Note 1b for more information.
[20]
Effective 1 January 2019, UBS AG, UBS Switzerland AG and certain other subsidiaries refined the presentation of dividend income and expense, reclassifying dividends from Interest income (expense) to Other net income from financial instruments measured at fair value through profit or loss. Prior-year comparative information was restated accordingly. Refer to Note 1b for more information.

[21]
Effective 1 January 2019, UBS refined the presentation of dividend income and expense, reclassifying dividends from financial instruments measured at fair value through profit or loss from Net interest income to Non-interest income. Prior-period information was restated accordingly, with virtually all of the effect on UBS AG arising from the Investment Bank. Refer to Note 1b for more information.

[22]
Excludes fair value changes of hedges related to financial liabilities designated at fair value and foreign currency translation effects arising from translating foreign currency transactions into the respective functional currency, both of which are reported within Other net income from financial instruments measured at fair value through profit or loss. 2019 included a net loss of USD 1,830 million (2018: net gain of USD 2,152 million) related to financial liabilities related to unit-linked investment contracts, which are designated at fair value through profit or loss. This was offset by a net gain of USD 1,830 million (2018: net loss of USD 2,134 million) related to financial assets for unit-linked investment contracts that are mandatorily measured at fair value through profit or loss not held for trading.

[23]
Mainly includes spread-related income in connection with client-driven transactions, foreign currency translation effects and income and expenses from precious metals, which are included in the income statement line Other net income from financial instruments measured at fair value through profit or loss

[24]
Mainly includes spread-related income in connection with client-driven transactions, foreign currency translation effects and income and expenses from precious metals, which are included in the income statement line Other net income from financial instruments measured at fair value through profit or loss